Document and Entity Information	Jan. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Amendment Flag	false
Entity Central Index Key	0000072971
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-2979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	1-866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $1-2/3
Trading Symbol	WFC
A 7.5 Not Cumulative Perpetual Convertible Class A Preferred Stock Series L [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series N 7 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Trading Symbol	WFC.PRN
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series O 1 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Trading Symbol	WFC.PRO
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series P 2 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Trading Symbol	WFC.PRP
Depositary Shares Each Representing A 11000th Interest In A Share Of 5.85 Fixed To Floating Rate Not Cumulative Perpetual Class A Preferred Stock Series Q 9 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRQ
Depositary Shares Each Representing A 11000th Interest In A Share Of 6.625 Fixed To Floating Rate Not Cumulative Perpetual Class A Preferred Stock Series R 8 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRR
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series W 3 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Trading Symbol	WFC.PRW
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series X 4 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Trading Symbol	WFC.PRX
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Y 5 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Z 6 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Aa 4 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Fixed Income Investments [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Trading Symbol	WFC/TP
Guaranteeof Medium Term Notes Series Adue October 302028of Wells Fargo Finance LLC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A